Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expense (benefit)
(in thousands)	2016	2015	2014
Current:
Federal	$3,578	$3,619	$1,105
State	489	496	137
Total current	4,067	4,115	1,242
Deferred:
Federal	(267)	391	2,353
State	(50)	74	447
Total deferred	(317)	465	2,800
Total income tax expense	$3,750	$4,580	$4,042

Schedule of the applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate
in thousands)	2016		2015		2014
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$11,032		$13,179		$11,696
Tax at statutory federal income tax rate	$3,751	34.00%	$4,481	34.00%	$3,977	34.00%
Tax-exempt income	(314)	(2.85)	(369)	(2.80)	(348)	(2.98)
State income tax, net of federal tax benefit	290	2.63	376	2.85	385	3.30
Other, net	23	0.21	92	0.70	28	0.24
Provision for income tax expense	$3,750	33.99%	$4,580	34.75%	$4,042	34.56%

Schedule of components of deferred tax assets and deferred tax liabilities
(in thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$3,756	$3,269
Impairment of other real estate owned	1,192	1,226
Goodwill	1,088	1,437
Available-for-sale securities	1,187	363
Nonaccrual loan interest	469	640
Core deposit intangible	422	556
Pension	1,415	1,242
Deferred taxes on pension	1,143	874
Deferred compensation	148	138
Other	402	342
Total deferred tax assets	$11,222	$10,087
Deferred tax liabilities:
Premises and equipment	$765	$938
Mortgage servicing rights	968	1,064
Assets held for sale	50	49
Other	6	13
Total deferred tax liabilities	1,789	2,064
Net deferred tax assets	$9,433	$8,023